Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Nov. 19, 2018
Registrant Name	SunAmerica Specialty Series
Central Index Key	0001274768
Amendment Flag	false
Document Creation Date	Nov. 19, 2018
Document Effective Date	Nov. 19, 2018
Prospectus Date	Feb. 28, 2018
AIG ESG Dividend Fund | A Shares
Prospectus:
Trading Symbol	EDFAX
AIG ESG Dividend Fund | C Shares
Prospectus:
Trading Symbol	EDFCX
AIG ESG Dividend Fund | W Shares
Prospectus:
Trading Symbol	EDFWX